UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/29/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General Government Securities Money Market Fund
February 29, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--106.9%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
4/11/08	2.99	100,000,000 a	99,996,734
9/15/09	3.05	100,000,000 a	99,992,586
Federal Home Loan Bank System:
3/3/08	2.00	555,000,000	554,938,333
4/7/08	4.60	35,000,000	34,838,125
4/16/08	3.64	5,000,000	4,976,936
6/18/08	4.23	125,000,000	123,433,125
7/16/08	3.42	150,000,000	148,082,000
2/27/09	2.58	35,000,000	35,013,227
3/5/09	2.55	40,000,000	40,006,400
9/4/09	3.12	150,000,000 a	150,000,000
Federal Home Loan Mortgage Corp.:
6/13/08	3.88	175,000,000	173,068,778
7/1/08	4.31	100,000,000	98,580,056
Federal National Mortgage Association:
3/4/08	3.24	175,000,000 a	175,000,000
4/30/08	4.21	150,000,000	148,965,000
Total U.S. Government Agencies
(cost $1,886,891,300)			1,886,891,300

Repurchase Agreements--13.9%

HSBC USA Inc.
dated 2/29/08, due 3/3/08 in the amount of
$100,026,667 (fully collateralized by $3,482,390
Federal Home Loan Mortgage Corp., 6%, due 4/15/34,
value $1,805,150, $105,606,023 Federal National
Mortgage Association, 3.785%-6%, due 2/25/34-8/25/37,
value $80,961,407 and $19,000,000 Government National
Mortgage Association, 4.363%, due 1/16/20,
value $19,238,278)	3.20	100,000,000	100,000,000
UBS Securities LLC
dated 2/29/08, due 3/3/08 in the amount of
$146,038,690 (fully collateralized by $207,296,987
Federal Home Loan Mortgage Corp., 3.218%-4.569%, due
7/15/33-7/15/36, value $148,922,572)	3.18	146,000,000	146,000,000
Total Repurchase Agreements
(cost $246,000,000)			246,000,000
Total Investments (cost $2,132,891,300)		120.8%	2,132,891,300
Liabilities, Less Cash and Receivables		(20.8%)	(367,621,249)
Net Assets		100.0%	1,765,270,051

a	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 29, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	2,132,891,300		0

Level 3 - Significant Unobservable Inputs	0		0

Total	2,132,891,300		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
General Treasury Prime Money Market Fund
February 29, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--100.1%	of Purchase (%)	Amount ($)	Value ($

3/6/08	4.06	1,600,000	1,599,113
3/13/08	2.94	11,000,000	10,989,383
3/17/08	2.46	41,300,000	41,260,518
3/20/08	3.84	15,800,000	15,768,602
3/27/08	2.82	3,900,000	3,892,097
4/3/08	3.47	24,600,000	24,522,607
4/15/08	2.21	14,600,000	14,559,827
4/17/08	2.95	71,500,000	71,226,894
5/8/08	2.79	12,000,000	11,937,478
5/15/08	2.97	12,000,000	11,926,813
5/22/08	3.18	23,000,000	22,835,954
6/12/08	3.19	42,000,000	41,622,677
7/3/08	3.15	4,000,000	3,957,289
7/10/08	3.18	14,800,000	14,631,650
7/17/08	2.24	4,000,000	3,965,960
8/14/08	2.03	6,000,000	5,944,390
8/21/08	2.04	18,000,000	17,825,703
Total Investments (cost $318,466,955)		100.1%	318,466,955
Liabilities, Less Cash and Receivables		(.1%)	(457,843)
Net Assets		100.0%	318,009,112

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 29, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	318,466,955		0

Level 3 - Significant Unobservable Inputs	0		0

Total	318,466,955		0

* Other financial instruments include futures, forwards and swap contracts.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)